Employee benefit plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Bermuda | Postretirement Health Coverage 2014 Amendment
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, period increase (decrease)		$ 7.9
Remaining life expectancy	21 years
Bermuda | Postretirement Health Coverage 2010 Amendment
Defined Benefit Plan Disclosure [Line Items]
Remaining service period	3 years 1 month 6 days
Bermuda | Postretirement Health Coverage 2011 Amendment
Defined Benefit Plan Disclosure [Line Items]
Remaining service period	4 years 7 months 6 days
Guernsey | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Remaining life expectancy, inactive participants	39 years
Remaining life expectancy, active members	15 years